Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

 Direct Dial:  (215) 564-8048
1933 Act Rule 485(a)(1)
1933 Act File No. 033-33980
1940 Act File No. 811-06067

December 14, 2009

FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:         Dimensional Investment Group Inc.
File Nos. 33-33980 and 811-06067

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 55/56 (the “Amendment”) to the Registration Statement on Form N-1A of Dimensional Investment Group Inc. (the “Registrant”).  The Amendment is being filed in order:  (i) to comply with the amendments to Form N-1A; and (ii) to reflect certain changes to disclosure as the result of actions taken at shareholder meetings that occurred earlier in year.

As noted on the facing sheet, the Amendment relates only to the Institutional Class shares of the DFA International Value Portfolio series of the Registrant, and the Amendment does not affect the prospectuses and statements of additional information of other series of the Registrant.  An additional post-effective amendment containing the prospectuses and statements of additional information relating to the remaining series of the Registrant will be filed later this month.

The Registrant notes that the prospectus and statement of additional information that describes the Institutional Class shares of the DFA International Value Portfolio series pertains to two registrants, the Registrant and DFA Investment Dimensions Group Inc.  The prospectus and statement of additional information for this series of shares is filed as part of the separate registration statement for DFA Investment Dimensions Group Inc. (File Nos. 2-73948 and 811-3258), and is incorporated by reference into the Amendment.

The Registrant intends, in February of this year, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating financial and other timely information contained in the prospectuses and the statements of additional information.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Aidan H. O’Connor, Esquire at (202) 419-8406.

Sincerely,

/s/Jana Cresswell
Jana Cresswell